Variable Interest Entities	12 Months Ended
Dec. 26, 2020
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Variable Interest Entities
NOTE 18: VARIABLE INTEREST ENTITIES
Upon completion of our IPO, McAfee Corp. became the managing member of FTW with 100% of the management and voting power in FTW. In its capacity as managing member, McAfee Corp. has the sole authority to make decisions on behalf of FTW and bind FTW to signed agreements. Further, FTW maintains separate capital accounts for its investors as a mechanism for tracking earnings and subsequent distribution rights. Accordingly, management concluded that FTW is a limited partnership or similar legal entity as contemplated in ASC 810, Consolidation.

Further, management concluded that McAfee Corp. is FTW’s primary beneficiary based on two conditions. First, McAfee Corp., in its capacity as managing member with sole voting rights, has the power to direct the activities of FTW that most significantly impact its economic performance, including selecting, terminating and setting the compensation of management responsible for FTW’s policies and procedures, as well as establishing the strategic, operating and capital decisions of FTW in the ordinary course of business. Second, McAfee Corp. has an obligation to absorb potential losses of FTW or the right to receive potential benefits from FTW in proportion to its equity interest, which was 37.2% as of December 26, 2020. Management considers this exposure to be significant to FTW. As the primary beneficiary, McAfee Corp. consolidates the results of FTW for financial reporting purposes under the variable interest consolidation model guidance in ASC 810.
McAfee Corp.’s relationship with FTW results in no recourse to the general credit of McAfee Corp. FTW and its consolidated subsidiaries represent McAfee Corp.’s sole investment. McAfee Corp. shares in the income and losses of FTW in direct proportion to McAfee Corp.’s economic ownership percentage. Further, McAfee Corp. has no contractual requirement to provide financial support to FTW.
The following table reflects the balance sheet of FTW that is consolidated within the consolidated balance sheets, including Receivable from Parent, net and McAfee Corp.’s interest in the variable interest entity (“VIE”) that are eliminated upon consolidation.
The consolidated balance sheet as of December 28, 2019 and for periods prior to the IPO and the Reorganization Transactions is the balance sheet of FTW as the predecessor to the Company for accounting and reporting purposes and, therefore, 2019 is not presented below.

(in millions)	December 26, 2020
Assets
Current assets:
Cash and cash equivalents	$231
Accounts receivable, net	102
Deferred costs	137
Other current assets	42
Current assets of discontinued operations	402

Total current assets	914
Property and equipment, net	115
Goodwill	1,018
Identified intangible assets, net	729
Deferred tax assets	25
Receivable from Parent, net	46
Other long-term assets	67
Long-term assets of discontinued operations	2,560

Total assets	$5,474

Liabilities and deficit
Current liabilities:
Accounts payable and other current liabilities	$211
Accrued compensation and benefits	179
Accrued marketing	118
Income taxes payable	14
Long-term debt, current portion	44
Lease liabilities, current portion	10
Liability to parent	—
Deferred revenue	823
Current liabilities of discontinued operations	970

Total current liabilities	2,369
Long-term debt, net	3,943
Deferred tax liabilities	5
Other long-term liabilities	153
Deferred revenue, less current portion	80
Long-term liabilities of discontinued operations	662

Total liabilities	7,212

Members’ deficit:
Deficit attributable to Continuing LLC Owners	(1,092)
Deficit attributable to McAfee Corp.	(646)

Total deficit	(1,738)

Total liabilities and deficit	$5,474